Preferred and Common Stock - Additional Information (Details) - Series D Preferred Stock	12 Months Ended
Dec. 31, 2015 $ / shares
Series D preferred Stock, Redemption terms	Navios Acquisition was obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments. Beginning 18 months and no later than 60 months after the issuance of the preferred stock, the holder can exercise the option to request the redemption of up to 250 shares of preferred stock (or such number that has been converted to common shares) on a quarterly basis.
Redemption price per share	$ 10